Disposal group held for sale and disposal of subsidiaries - Date of Loss of Control for Following Entities (Details)	12 Months Ended
Mar. 31, 2024
Vivasvat Solar Energy Private Limited [Member]
Disclosure Of Disposal Groups Date of Loss of Control [Line Items]
Disposal Groups Date of Loss of Control	Aug. 11, 2023
Izra Solar Energy Private Limited [Member]
Disclosure Of Disposal Groups Date of Loss of Control [Line Items]
Disposal Groups Date of Loss of Control	Sep. 21, 2023
Abha Sunlight Private Limited [Member]
Disclosure Of Disposal Groups Date of Loss of Control [Line Items]
Disposal Groups Date of Loss of Control	Sep. 27, 2023
Nokor Bhoomi Private Limited [Member]
Disclosure Of Disposal Groups Date of Loss of Control [Line Items]
Disposal Groups Date of Loss of Control	Sep. 27, 2023
Nokor Solar Energy Private Limited [Member]
Disclosure Of Disposal Groups Date of Loss of Control [Line Items]
Disposal Groups Date of Loss of Control	Oct. 12, 2023